UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07834
Columbia High Yield Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	08/31/05

Date of reporting period:	05/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

May 31, 2005 (Unaudited)	Columbia High Yield Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 93.6%
BASIC MATERIALS – 3.9%
Chemicals – 2.1%
Chemicals-Diversified – 0.6%
Equistar Chemicals LP
	10.125% 09/01/08	7,370,000	8,014,875
	10.625% 05/01/11	805,000	891,538
			8,906,413
Chemicals-Specialty – 0.5%
Nalco Co.
	7.750% 11/15/11	7,720,000	8,067,400
			8,067,400
Industrial-Gases – 1.0%
Airgas, Inc.
	9.125% 10/01/11	15,358,000	16,663,430
			16,663,430
		Chemicals Total	33,637,243
Forest Products & Paper – 1.0%
Paper & Related Products – 1.0%
Boise Cascade LLC
	7.125% 10/15/14(a)	17,310,000	16,401,225
			16,401,225
	Forest Products & Paper Total		16,401,225
Iron / Steel – 0.8%
Steel-Producers – 0.8%
Russel Metals, Inc.
	6.375% 03/01/14	8,780,000	8,384,900
United States Steel Corp.	9.750% 05/15/10	4,055,000	4,430,088
			12,814,988
		Iron / Steel Total	12,814,988
	BASIC MATERIALS TOTAL		62,853,456
COMMUNICATIONS – 14.7%
Advertising – 2.1%
Advertising Sales – 2.1%
Lamar Media Corp.
	7.250% 01/01/13	31,203,000	32,841,158
			32,841,158
		Advertising Total	32,841,158
Media – 9.0%
Cable TV – 4.6%
DirecTV Holdings
	8.375% 03/15/13	16,182,000	17,921,565

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Cable TV – (continued)
EchoStar DBS Corp.
	5.750% 10/01/08	20,125,000	19,923,750
	6.625% 10/01/14(a)	13,170,000	13,104,150
Rogers Cable, Inc.
	6.250% 06/15/13	9,790,000	9,643,150
	7.875% 05/01/12	11,225,000	12,010,750
			72,603,365
Multimedia – 0.5%
Emmis Operating Co.
	6.875% 05/15/12	8,645,000	8,504,519
			8,504,519
Publishing-periodicals – 3.1%
Dex Media West LLC
	5.875% 11/15/11	26,043,000	25,717,462
R.H. Donnelley Finance Corp.
	10.875% 12/15/12(a)	18,945,000	21,905,156
	10.875% 12/15/12	2,150,000	2,485,938
			50,108,556
Television – 0.8%
LIN Television Corp.
	6.500% 05/15/13	12,690,000	12,182,400
			12,182,400
		Media Total	143,398,840
Telecommunications – 3.6%
Cellular Telecommunications – 3.6%
Nextel Communications, Inc.
	5.950% 03/15/14	2,845,000	2,916,125
	6.875% 10/31/13	3,390,000	3,618,825
	7.375% 08/01/15	26,475,000	28,659,187
Rogers Wireless, Inc.
	7.500% 03/15/15	7,865,000	8,415,550

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
Cellular Telecommunications – (continued)
	8.000% 12/15/12	13,670,000	14,626,900
			58,236,587
	Telecommunication Services Total		58,236,587
	COMMUNICATIONS TOTAL		234,476,585
CONSUMER CYCLICAL – 21.8%
Auto Parts & Equipment – 0.6%
Auto/Truck Parts & Equipment-Original – 0.6%
Accuride Corp.	8.500% 02/01/15(a)	5,850,000	5,323,500
TRW Automotive, Inc.	9.375% 02/15/13	4,195,000	4,530,600
			9,854,100
	Auto Parts & Equipment Total		9,854,100
Entertainment – 3.0%
Music – 0.8%
Warner Music Group
	7.375% 04/15/14	13,055,000	12,989,725
			12,989,725
Racetracks – 1.1%
Speedway Motorsports, Inc.
	6.750% 06/01/13	16,983,000	17,407,575
			17,407,575
Theaters – 1.1%
Cinemark USA, Inc.
	9.000% 02/01/13	15,815,000	16,763,900
			16,763,900
	Entertainment Total		47,161,200
Home Builders – 2.7%
Building Residential/Commercial – 2.7%
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	4,865,000	4,743,375
	6.375% 12/15/14	4,160,000	4,056,000
	6.500% 01/15/14	2,565,000	2,558,588
KB Home
	5.875% 01/15/15	5,730,000	5,601,075
	7.750% 02/01/10	5,150,000	5,356,000
	8.625% 12/15/08	2,365,000	2,554,200
	9.500% 02/15/11	2,565,000	2,750,963
Toll Brothers, Inc.	8.250% 02/01/11	3,100,000	3,278,250
Toll Corp.
	8.000% 05/01/09	5,765,000	5,923,537

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – (continued)
Building Residential/Commercial – (continued)
	8.250% 12/01/11	5,645,000	6,011,925
			42,833,913
		Home Builders Total	42,833,913
Leisure Time – 3.1%
Cruise Lines – 2.0%
Royal Caribbean Cruises Ltd.
	6.750% 03/15/08	3,325,000	3,466,313
	6.875% 12/01/13	6,275,000	6,604,437
	8.750% 02/02/11	18,890,000	21,534,600
			31,605,350
Leisure & Recreational Products – 1.1%
K2, Inc.
	7.375% 07/01/14	8,380,000	8,673,300
Leslie’s Poolmart	7.750% 02/01/13(a)	8,630,000	8,532,912
			17,206,212
		Leisure Time Total	48,811,562
Lodging – 8.8%
Casino Hotels – 7.7%
Kerzner International, Ltd.
	8.875% 08/15/11	7,825,000	8,372,750
MGM Mirage
	6.000% 10/01/09	28,030,000	28,030,000
	8.500% 09/15/10	4,065,000	4,501,988
Park Place Entertainment Corp.
	7.875% 03/15/10	20,200,000	22,321,000
	8.875% 09/15/08	5,150,000	5,677,875
	9.375% 02/15/07	5,875,000	6,300,937
Station Casinos, Inc.
	6.500% 02/01/14	20,305,000	20,711,100
	6.875% 03/01/16	13,540,000	13,878,500
Wynn Las Vegas LLC
	6.625% 12/01/14(a)	13,830,000	13,276,800
			123,070,950
Hotels & Motels – 1.1%
ITT Corp.
	6.750% 11/15/05	800,000	808,000
Starwood Hotels & Resorts Worldwide, Inc.
	7.375% 05/01/07	3,300,000	3,440,250

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Hotels & Motels – (continued)
	7.875% 05/01/12	11,180,000	12,465,700
			16,713,950
		Lodging Total	139,784,900
Retail – 3.6%
Convenience Stores – 1.1%
Couche-Tard	7.500% 12/15/13	16,480,000	17,180,400
			17,180,400
Retail-Automobile – 1.5%
AutoNation, Inc.	9.000% 08/01/08	14,330,000	15,512,225
Group 1 Automotive, Inc.	8.250% 08/15/13	8,045,000	8,045,000
			23,557,225
Retail-Propane Distributors – 0.5%
Suburban Propane Partners	6.875% 12/15/13	9,675,000	9,094,500
			9,094,500
Retail-Restaurants – 0.5%
Domino’s, Inc.	8.250% 07/01/11	7,805,000	8,234,275
			8,234,275
		Retail Total	58,066,400
	CONSUMER CYCLICAL TOTAL		346,512,075
CONSUMER NON-CYCLICAL – 16.6%
Beverages – 3.7%
Beverages-Non-Alcoholic – 1.9%
Cott Beverages, Inc.	8.000% 12/15/11	29,150,000	30,899,000
			30,899,000
Beverages-Wine/Spirits – 1.8%
Constellation Brands, Inc.
	8.000% 02/15/08	3,850,000	4,090,625
	8.125% 01/15/12	17,585,000	18,376,325
	8.625% 08/01/06	5,100,000	5,355,000
			27,821,950
		Beverages Total	58,720,950
Commercial Services – 4.1%
Commercial Services – 1.6%
Iron Mountain, Inc.
	7.750% 01/15/15	7,450,000	7,338,250
	8.625% 04/01/13	17,140,000	17,525,650
			24,863,900

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Funeral Services & Related Items – 0.2%
Stewart Enterprises, Inc.	6.250% 02/15/13(a)	3,350,000	3,257,875
			3,257,875
Private Corrections – 1.5%
Corrections Corp. of America
	6.250% 03/15/13(a)	595,000	575,663
	7.500% 05/01/11	22,655,000	23,447,925
			24,023,588
Rental Auto/Equipment – 0.8%
United Rentals, Inc.
	7.000% 02/15/14	12,000,000	11,340,000
	7.750% 11/15/13	1,505,000	1,489,950
			12,829,950
		Commercial Services Total	64,975,313
Health Care Services – 5.8%
Medical Products – 1.0%
Fisher Scientific International, Inc.
	6.750% 08/15/14	14,360,000	14,862,600
			14,862,600
Medical-HMO – 0.9%
Coventry Health Care, Inc.	5.875% 01/15/12	14,675,000	14,675,000
			14,675,000
Medical-Hospitals – 2.9%
HCA, Inc.
	6.950% 05/01/12	22,305,000	23,671,850
Triad Hospitals, Inc.
	7.000% 05/15/12	17,453,000	18,107,488
	7.000% 11/15/13	4,360,000	4,414,500
			46,193,838
Medical-Nursing Homes – 0.5%
Extendicare Health Services, Inc.
	6.875% 05/01/14	7,125,000	6,840,000
	9.500% 07/01/10	1,280,000	1,379,200
			8,219,200
Medical-Outpatient/Home Medical – 0.5%
Select Medical Corp.	7.625% 02/01/15(a)	8,595,000	8,444,587
			8,444,587
	Health Care Services Total		92,395,225

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 1.4%
Consumer Products-Miscellaneous – 1.4%
Scotts Co.
	6.625% 11/15/13	21,530,000	22,068,250
			22,068,250
	Household Products/Wares Total		22,068,250
Pharmaceuticals – 1.6%
Medical-Wholesale Drug Distribution – 0.6%
AmerisourceBergen Corp.
	8.125% 09/01/08	9,610,000	10,402,825
			10,402,825
Pharmacy Services – 1.0%
Omnicare, Inc.
	6.125% 06/01/13	1,680,000	1,642,200
	8.125% 03/15/11	13,870,000	14,632,850
			16,275,050
	Pharmaceuticals Total		26,677,875
	CONSUMER NON-CYCLICAL TOTAL		264,837,613
ENERGY – 14.8%
Coal – 3.5%
Coal – 3.5%
Arch Western Finance LLC
	6.750% 07/01/13	24,790,000	25,285,800
Peabody Energy Corp.
	5.875% 04/15/16	2,775,000	2,733,375
	6.875% 03/15/13	26,655,000	27,987,750
			56,006,925
		Coal Total	56,006,925
Oil & Gas – 5.9%
Oil & Gas Drilling – 0.5%
Pride International, Inc.
	7.375% 07/15/14	7,225,000	7,821,063
			7,821,063
Oil Companies-Exploration & Production – 5.4%
Chesapeake Energy Corp.
	6.375% 06/15/15(a)	18,735,000	18,828,675
	7.500% 09/15/13	10,195,000	10,908,650
	7.750% 01/15/15	425,000	456,875
Newfield Exploration Co.
	6.625% 09/01/14	19,255,000	19,640,100

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
Plains Exploration & Production Co.
	7.125% 06/15/14	13,265,000	14,060,900
Pogo Producing Co.
	6.625% 03/15/15(a)	5,425,000	5,479,250
	8.250% 04/15/11	3,080,000	3,264,800
Vintage Petroleum, Inc.
	7.875% 05/15/11	7,125,000	7,481,250
	8.250% 05/01/12	6,025,000	6,522,062
			86,642,562
		Oil & Gas Total	94,463,625
Oil & Gas Services – 3.6%
Oil Field Machinery & Equipment – 1.9%
Grant Prideco, Inc.
	9.000% 12/15/09	14,995,000	16,531,987
	9.625% 12/01/07	12,720,000	14,246,400
			30,778,387
Oil-Field Services – 1.7%
Hornbeck Offshore Services, Inc.
	Series B,
	6.125% 12/01/14	9,975,000	9,825,375
Universal Compression, Inc.
	7.250% 05/15/10	16,245,000	16,529,288
			26,354,663
		Oil & Gas Services Total	57,133,050
Pipelines – 1.8%
Pipelines – 1.8%
MarkWest Energy Partners LP
	6.875% 11/01/14(a)	8,725,000	8,376,000
Williams Companies, Inc.
	7.125% 09/01/11	1,935,000	2,080,125

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines – (continued)
	8.125% 03/15/12	16,220,000	18,369,150
			28,825,275
		Pipelines Total	28,825,275
		ENERGY TOTAL	236,428,875
FINANCIALS – 1.5%
Real Estate Investment Trusts – 1.5%
Real Estate Investment Trusts-Diversified – 1.0%
iStar Financial, Inc., REIT
	Series B,
	5.125% 04/01/11	7,350,000	7,329,493
	7.000% 03/15/08	7,900,000	8,326,126
			15,655,619
Real Estate Investment Trusts- Hotels – 0.5%
Host Marriott LP	6.375% 03/15/15(a)	8,775,000	8,555,625
			8,555,625
	Real Estate Investment Trusts Total		24,211,244
		FINANCIALS TOTAL	24,211,244
INDUSTRIALS – 15.7%
Aerospace & Defense – 2.1%
Aerospace/Defense-Equipment – 1.0%
TransDigm, Inc.
	8.375% 07/15/11	15,710,000	16,338,400
			16,338,400
Electronics-Military – 1.1%
L-3 Communications Corp.
	6.125% 07/15/13	1,855,000	1,850,362
	7.625% 06/15/12	14,075,000	14,989,875
			16,840,237
	Aerospace & Defense Total		33,178,637
Environmental Control – 1.8%
Alternative Waste Technology – 0.8%
Synagro Technologies, Inc.
	9.500% 04/01/09	11,075,000	12,099,438
			12,099,438
Non-Hazardous Waste Disposal – 1.0%
Allied Waste North America, Inc.
	6.375% 04/15/11	7,535,000	7,214,762
	6.500% 11/15/10	7,875,000	7,658,437

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
	Series B,
	9.250% 09/01/12	1,383,000	1,483,268
			16,356,467
	Environmental Control Total		28,455,905
Hand / Machine Tools – 1.1%
Machine Tools & Related Products – 1.1%
Kennametal, Inc.
	7.200% 06/15/12	15,195,000	16,911,123
			16,911,123
	Hand / Machine Tools Total		16,911,123
Machinery Diversified – 1.1%
Machinery-General Industry – 1.1%
Manitowoc Co., Inc.
	7.125% 11/01/13	1,640,000	1,689,200
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	16,475,000	16,680,938
			18,370,138
	Machinery Diversified Total		18,370,138
Packaging & Containers – 6.5%
Containers-Metal/Glass – 5.0%
Ball Corp.
	6.875% 12/15/12	29,897,000	31,167,622
	7.750% 08/01/06	850,000	879,750
Owens-Brockway Glass Container
	6.750% 12/01/14	3,875,000	3,913,750
	8.875% 02/15/09	7,225,000	7,676,563
Owens-Illinois, Inc.
	7.500% 05/15/10	13,500,000	14,242,500
Silgan Holdings, Inc.
	6.750% 11/15/13	22,380,000	22,380,000
			80,260,185
Containers-Paper/Plastic – 1.5%
Smurfit-Stone Container Corp.
	7.375% 07/15/14	9,450,000	8,788,500
	8.250% 10/01/12	4,505,000	4,459,950
	8.375% 07/01/12	5,185,000	5,159,075
	9.750% 02/01/11	5,425,000	5,750,500
			24,158,025
	Packaging & Containers Total		104,418,210

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – 3.1%
Transportation-Marine – 2.0%
Teekay Shipping Corp.
	8.875% 07/15/11	28,336,000	32,232,200
			32,232,200
Transportation-Services – 1.1%
Offshore Logistics, Inc.
	6.125% 06/15/13	17,800,000	16,910,000
			16,910,000
		Transportation Total	49,142,200
		INDUSTRIALS TOTAL	250,476,213
TECHNOLOGY – 1.1%
Semiconductors – 1.1%
Electronic Components-Semiconductors – 1.1%
Freescale Semiconductor, Inc.
	6.875% 07/15/11	16,380,000	17,199,000
			17,199,000
		Semiconductors Total	17,199,000
	TECHNOLOGY TOTAL		17,199,000
UTILITIES – 3.5%
Electric – 3.5%
Electric-Generation – 2.7%
AES Corp.
	7.750% 03/01/14	24,880,000	26,372,800
Texas Genco LLC	6.875% 12/15/14(a)	16,540,000	17,015,525
			43,388,325
Electric-Integrated – 0.8%
Nevada Power Co.
	5.875% 01/15/15(a)	5,000,000	4,850,000
	6.500% 04/15/12	3,950,000	3,999,375
Northwestern Corp.
	5.875% 11/01/14(a)	975,000	975,000
TECO Energy, Inc.	6.750% 05/01/15(a)	2,085,000	2,126,700
			11,951,075
		Electric Total	55,339,400
		UTILITIES TOTAL	55,339,400
	Total Corporate Fixed-Income Bonds & Notes (cost of $1,484,586,242)		1,492,334,461

Short-Term Obligation – 4.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/05, due 06/01/05 at 2.900%, collateralized by a U.S. Treasury Note maturing 05/15/10, market value of $76,259,400 (repurchase proceeds $74,770,023)	74,764,000	74,764,000
	Total Short-Term Obligation (cost of $74,764,000)		74,764,000
	Total Investments – 98.3% (cost of $1,559,350,242)(b)(c)		1,567,098,461
	Other Assets & Liabilities, Net – 1.7%		26,487,535
	Net Assets – 100.0%		1,593,585,996

Notes to Investment Portfolio:

*    Security Valuation
Debt securities generally are valued by a pricing service approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, these securities amounted to $157,028,643, which represents 9.9% of net assets.

(b) Cost for federal income tax purposes is $1,567,151,266.

(c) Unrealized appreciation and depreciation at May 31, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$22,461,269	$(22,514,074)	$(52,805)

Acronym	Name

REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia High Yield Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 28, 2005